Financial instruments at fair value (Details) - Equity investment - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Fair Value of Investment	$ 504	$ 54
Fair Value, Inputs, Level 1 [Member]
Fair Value of Investment	504	54
Fair Value, Inputs, Level 2 [Member]
Fair Value of Investment	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Investment	$ 0	$ 0